RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Commercial Transactions with Related Parties) (Details) ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Related party transactions [abstract]
CHNR's share of office rental, rates and others to Anka Consultants Limited ("Anka")	[1]	$ 32	¥ 205	¥ 762
Shenzhen Feishang Management and Consulting Co., Limited ("Feishang Management")'s share of office rental to Feishang Enterprise	[2]	$ 13	¥ 84	¥ 83

[1]	The Company signed a contract with Anka to lease 184 square meters of office premises for 2 years, from July 1, 2020 to June 30, 2022. The agreement also provides that the Company shares certain costs and expenses in connection with its use of the office, in addition to some of the accounting and secretarial services and day-to-day office administration services provided by Anka.
[2]	On January 1, 2018, Feishang Management signed an office sharing agreement with Feishang Enterprise. Pursuant to the agreement, Feishang Management shares 40 square meters of office premises for 33 months. Feishang Management signed a new contract with Feishang Enterprise in October 2020, which expired on September 30, 2021.